Segment Information - Summary of Group's Total Revenues from External Customers by Geographic Area (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 265,454	₽ 287,153	₽ 303,795
External customers by geographic area [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	265,454	287,153	303,795
External customers by geographic area [member] | Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	156,712	170,980	178,879
External customers by geographic area [member] | Asia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	45,284	54,137	53,179
External customers by geographic area [member] | Europe [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	35,536	38,334	44,263
External customers by geographic area [member] | CIS [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	23,749	21,465	23,877
External customers by geographic area [member] | Middle East [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	3,794	1,983	3,130
External customers by geographic area [member] | USA [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	102	155	258
External customers by geographic area [member] | Other regions [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 277	₽ 99	₽ 209

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).